Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets

	2021	2020
	$’000	$’000
Composition:
Goodwill (Note 14(a))	362,448	123,277
Trademarks, brand and domain names (Note 14(b))	9,500	5,578
Acquired computer software (Note 14(c))	946	616
Internally developed computer software (Note 14(d))	15,009	4,650
Development cost in progress (Note 14(e))	13,021	6,408
Property data (Note 14 (f))	233	186

	401,157	140,715

Summary of Reconciliation of Changes in Goodwill
(a)	Goodwill

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	123,277	122,821
Currency revaluation adjustments	5,321	(1,749)
Acquisition of subsidiaries (Note 28(c))	233,850	2,205

End of financial year	362,448	123,277

Impairment tests for goodwill
Goodwill is allocated to the Group’s CGUs identified according to countries of operation and business segments.
A segment-level summary of the goodwill allocation is as follows:

	2021	2020
	$’000	$’000
Singapore – ePropertyTrack	3,586	3,586
Singapore – Ensign	5,099	5,099
Vietnam – PG Vietnam	115,817	112,413
Malaysia – MyProperty Data Sdn Bhd	2,149	2,179
Malaysia – Malaysia marketplace 1	225,908	—
Thailand – Thailand marketplace 2	9,889	—

	362,448	123,277

Summary of Information For Cash Generating Units
Key assumptions used for
value-in-use
calculations:

	2021
	eProperty Track	Ensign	PG Vietnam	MyProperty Data
EBIT margin 1	16-36%	29-34%	18-41%	(39)-52%
Growth rate 2	1.7%	1.7%	3.0%	3.4%
Discount rate 3	12.8%	12.8%	17.5%	21.9%

	2020
	eProperty Track	Ensign	PG Vietnam	MyProperty Data
EBIT margin 1	(8)-30%	38-40%	20-44%	(10)-49%
Growth rate 2	2.0%	2.0%	3.0%	1.7%
Discount rate 3	13.5%	13.5%	19.9%	33.2%

1	Budgeted EBIT margin
2	Weighted average growth rate used to extrapolate cash flows beyond the budget period
3	Pre-tax discount rate applied to the pre-tax cash flow projections

Summary of Key Assumption Used for Fair Value less Cost to Sell Calculations	Key assumption used for fair value less cost to sell calculations:

2021
	Malaysia marketplace	Thailand marketplace
EV/S Multiple	16.6x	16.6x

Trademarks Brand And Domain Names [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
With definite useful life

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	15,667	13,338
Reclassification of indefinite useful life intangible assets	—	2,532
Additions	—	5
Currency revaluation adjustments	212	(208)
Acquisition of subsidiaries (Note 28(c))	4,859	—

End of financial year	20,738	15,667

Accumulated amortisation and impairment
Beginning of financial year	10,089	6,708
Reclassification of indefinite useful life intangible assets	—	2,532
Amortisation charge	1,105	1,000
Currency revaluation adjustments	44	(151)

End of financial year	11,238	10,089

Net book value	9,500	5,578

With indefinite useful life

	2021	2020
	$’000	$’000
Cost
Beginning of the financial year	—	2,532
Reclassification of indefinite useful life intangible assets	—	(2,532)

End of financial year	—	—

Accumulated impairment
Beginning of the financial year	—	2,532
Reclassification of indefinite useful life intangible assets	—	(2,532)

End of financial year	—	—

Net book value	—	—

Computer software [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(c)	Acquired computer software

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	2,182	1,619
Additions	654	218
Acquisition of subsidiaries (Note 28(c))	23	348
Currency revaluation adjustments	(4)	(3)

End of financial year	2,855	2,182

Accumulated amortisation
Beginning of financial year	1,566	1,274
Amortisation charge	344	293
Currency revaluation adjustments	(1)	(1)

End of financial year	1,909	1,566

Net book value	946	616

Internally Developed Computer Software [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(d)	Internally developed computer software

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	11,133	6,203
Acquisition of subsidiaries (Note 28(c))	9,832	107
Transfers from development cost in progress	6,605	4,834
Currency revaluation adjustments	74	(11)

End of financial year	27,644	11,133

Accumulated amortisation
Beginning of financial year	6,483	3,525
Amortisation charge	6,177	2,646
Impairment	—	319
Currency revaluation adjustments	(25)	(7)

End of financial year	12,635	6,483

Net book value	15,009	4,650

Intangible assets under development [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(e)	Development cost in progress

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	6,408	4,989
Acquisition of subsidiaries (Note 28(c))	1,136	—
Additions	12,067	6,342
Impairment	—	(85)
Transfers to development cost	(6,605)	(4,834)
Currency revaluation adjustments	15	(4)

End of financial year	13,021	6,408

Property Data [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets

(f)	Property data

	2021		2020
	$’000		$’000
Cost
Beginning of financial year	191		—
Acquisition of subsidiaries (Note 28(c))	73		183
Additions	93		8
Currency revaluation adjustments	(2)		—

End of financial year	355		191

Accumulated amortisation
Beginning of financial year	5		—
Amortisation charge	117		5
Currency revaluation adjustments	—	*	—

End of financial year	122		5

Net book value	233		186

*	Less than $1,000